Tradr 2X Long XNDU Daily ETF

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$8,455,560
TOTAL NET ASSETS — 100.0%	$8,455,560

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Marex	Xanadu Quantum Technologies Ltd.	Receive	7.63% (OBFR01* + 400bps)	At Maturity	6/7/2027	$15,725,380	$-	$1,181,739
TOTAL EQUITY SWAP CONTRACTS								$1,181,739

*	OBFR01 - Overnight Bank Funding Rate, 3.63% as of June 30, 2026.